DERIVATIVE INSTRUMENTS (Details 4) lb in Millions	Dec. 31, 2018 oz lb	Dec. 31, 2017 oz lb
Volumes subject to final pricing net of outstanding swaps [Abstract]
Gold ounces | oz	800	2,000
Copper pounds | lb	1.6	1.6